RELATED PARTY TRANSACTIONS (Details 2) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
General Administrative and Professional Fee Amount Paid	$ 60,912	$ 62,297
Series Forty Seven [Member]
General Administrative and Professional Fee Amount Paid	19,387	20,239
Series Forty Eight [Member]
General Administrative and Professional Fee Amount Paid	17,041	18,601
Series Forty Nine [Member]
General Administrative and Professional Fee Amount Paid	$ 24,484	$ 23,457